Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development expense	$ 12,995	$ 27,220	$ 26,082
Chemistry And Formulation Studies [Member]
Research and development expense	2,448	5,009	5,856
Salaries [Member]
Research and development expense	1,692	2,963	2,570
Stock Based Compensation [Member]
Research and development expense	383	660	871
Research And Preclinical Studies [Member]
Research and development expense	1,346	2,163	1,873
Clinical Studies [Member]
Research and development expense	6,532	14,937	13,225
Regulatory And Other Expenses [Member]
Research and development expense	$ 594	$ 1,488	$ 1,687